Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 23,321,693	₩ 21,942,685
Financial liabilities	(26,650,935)	(29,060,967)
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,943,300	8,650,483
Financial liabilities	(11,179,635)	(10,794,724)
Financial asset and liabilities	(236,335)	(2,144,241)
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (9,977,040)	₩ (12,024,683)